Investments - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	Oct. 29, 2020 EUR (€)	Oct. 29, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of investments in financial assets and real estate [line items]
Disposals, investment property			€ 726		€ 331
Aegon Americas [member] | Investments in real estate [member]
Disclosure of investments in financial assets and real estate [line items]
Disposals, investment property	€ 569	$ 650
Disposal group dicontinued operations mortgage instruments received	€ 374	$ 427
Disposal group discontinued operations valuation loss on property sale			65	$ 74
Aegon Americas [member] | Investments in real estate [member] | Prepaid Lease Commissions And Straight Line Lease Balances [Member]
Disclosure of investments in financial assets and real estate [line items]
Disposal group discontinued operations additional losses due to write off of prepaid lease commissions and rent balances			€ 6	$ 7